SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2018
Share-based Payment Arrangements [Abstract] [Abstract]
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
The Company’s share-based payment plans consist of two categories: an equity-settled share-based payment plan comprised of the Employee Stock Option Plan (ESOP); and cash-settled share-based payments plans that include the Employee Stock Purchase Plan (ESPP), the Executive Deferred Share Unit (EDSU) plan, the Deferred Share Unit (DSU) plan, the Long-Term Incentive Time Based plans and the Long-Term Incentive Performance Based plans. The Long-Term Incentive – Deferred Share Unit (LTI-DSU) plan and the Long-Term Incentive – Time Based Restricted Share Unit (LTI-TB RSU) plan are time based plans while the Long-Term Incentive – Restricted Share Unit (LTI-RSU) plan and the Long-Term Incentive – Performance Share Unit (LTI-PSU) plan are performance based plans.

The effect of share-based payment arrangements in the consolidated income statement and in the consolidated statement of financial position are as follows as at, and for the years ended March 31:

		Compensation	Recognized in the consolidated
		cost	statement of financial position
	2018	2017	2018	2017
Cash-settled share-based compensation:
ESPP	$7.4	$6.8	$—	$—
DSU	5.4	5.5	(16.2)	(14.1)
LTI-DSU	4.8	7.2	(27.1)	(23.9)
LTI-TB RSU	5.2	4.5	(10.0)	(8.1)
LTI-PSU	27.6	23.5	(40.7)	(31.1)
Total cash-settled share-based compensation	$50.4	$47.5	$(94.0)	$(77.2)
Equity-settled share-based compensation:
ESOP	$4.9	$3.7	$(21.3)	$(19.4)
Total equity-settled share-based compensation	$4.9	$3.7	$(21.3)	$(19.4)
Total share-based compensation cost	$55.3	$51.2	$(115.3)	$(96.6)

For the year ended March 31, 2018, share-based compensation costs of $0.4 million (2017 – $0.3 million) were capitalized.

The Company entered into equity swap agreements with four major Canadian financial institutions in order to reduce its earnings exposure related to the fluctuation in the Company’s share price relating to the DSU and Long-Term Incentive Time Based plans (see Note 28 and Note 29). The recovery recognized in fiscal 2018 amounts to $8.0 million (2017 – $10.5 million).

The share-based payment plans are described below. There have been no plan cancellations during fiscal 2018 and fiscal 2017.

Employee Stock Option Plan
Under the Company’s long-term incentive program, options may be granted to key employees to purchase common shares of the Company at a subscription price of 100% of the market value at the date of the grant. Market value is determined as the weighted average price of the common shares on the Toronto Stock Exchange (TSX) of the five days of trading prior to the effective date of the grant.

As at March 31, 2018, a total of 14,677,714 common shares (2017 – 15,924,289) remained authorized for issuance under the Employee Stock Option Plan (ESOP). The options are exercisable during a period not to exceed seven years (six years for options issued before March 31, 2011), and are not exercisable during the first 12 months after the date of the grant. The right to exercise all of the options vests over a period of four years of continuous employment from the grant date. Upon termination of employment at retirement, unvested options continue to vest following the retiree’s retirement date, subject to the four year vesting period. However, if there is a change of control of the Company, the options outstanding become immediately exercisable by option holders. Options are adjusted proportionately for any stock dividends or stock splits attributed to the common shares of the Company.

Outstanding options are as follows:

		2018		2017
		Weighted		Weighted
	Number	average exercise	Number	average exercise
	of options	price (CAD$)	of options	price (CAD$)
Options outstanding, beginning of year	5,541,625	$14.51	4,834,725	$13.30
Granted	2,044,900	22.15	2,073,600	16.19
Exercised	(1,246,575)	12.58	(1,029,725)	12.25
Forfeited	(184,425)	18.52	(336,975)	14.50
Options outstanding, end of year	6,155,525	$17.31	5,541,625	$14.51
Options exercisable, end of year	1,744,125	$14.12	1,483,450	$12.57

Summarized information about the Company's ESOP as at March 31, 2018 is as follows:

		Options Outstanding			Options Exercisable
Range of	Number of	Weighted	Weighted	Number of	Weighted
exercise prices	options	average remaining	average exercise	options	average exercise
(CAD$)	outstanding	contractual life (years)	price (CAD$)	exercisable	price (CAD$)
$9.60 to $11.02	415,900	1.87	$10.76	415,900	$10.76
$12.65 to $14.66	813,625	3.06	14.60	529,525	14.58
$15.00 to $16.15	2,947,000	4.78	15.74	798,700	15.58
$20.86 to $22.26	1,979,000	6.20	22.15	—	—
Total	6,155,525	4.81	$17.31	1,744,125	$14.12

The weighted average market share price for share options exercised in 2018 was $22.15 (2017 – $17.14).

For the year ended March 31, 2018, compensation cost for CAE’s stock options of $4.9 million (2017 – $3.7 million) was recognized with a corresponding credit to contributed surplus using the fair value method of accounting for awards that were granted since fiscal 2012.

The assumptions used for the purpose of the option calculations outlined in this note are presented below:

	2018	2017
Weighted average assumptions used in the Black-Scholes options pricing model:
Weighted average share price	$22.14	$16.43
Exercise price	$22.15	$16.19
Dividend yield	1.45%	1.83%
Expected volatility	18.39%	19.65%
Risk-free interest rate	0.86%	0.75%
Expected option term	4 years	4 years
Weighted average fair value option granted	$2.75	$2.20

Expected volatility is estimated by considering historical average share price volatility over the option's expected term.

Employee Stock Purchase Plan
The Company maintains an Employee Stock Purchase Plan (ESPP) to enable employees of the Company and its participating subsidiaries to acquire CAE common shares through regular payroll deductions or a lump-sum payment plus employer contributions. The Company and its participating subsidiaries contribute $1 for every $2 of employee contributions, up to a maximum of 3% of the employee’s base salary.

Deferred Share Unit Plans
In fiscal 2017, CAE adopted an Executive Deferred Share Unit (EDSU) plan. The purpose of the plan is to attract and retain talented individuals to serve as officers and executives of the Company and to promote a greater alignment of interests between the executives and shareholders of CAE. Under this plan, Canadian and U.S.-based executives can elect to defer a portion or entire short-term incentive payment to the EDSU plan on an annual basis. Such deferred short-term incentive amount is converted to EDSUs based on the volume weighted average price of the common shares on the TSX during the last five trading days prior to the date on which such incentive compensation becomes payable to the executive. The EDSU is equal in value to one common share of CAE. The units also accrue dividend equivalents payable in additional units in an amount equal to dividends paid on CAE common shares. EDSUs mature upon termination of employment, whereupon holders are entitled to receive a lump sum cash payment equal to the number of EDSUs credited to their account as of that date multiplied the volume weighted average price of the common shares on the TSX during the last five trading days prior to the settlement date.

The Company also maintains a Deferred Share Unit (DSU) plan for executives, under which units are no longer granted, whereby an executive elected to receive cash incentive compensation in the form of deferred share units. A DSU is equal in value to one common share of the Company. The units were issued on the basis of the average closing board lot sale price per share of CAE common shares on the TSX during the last 10 days on which such shares traded prior to the date of issue. The units also accrue dividend equivalents payable in additional units in an amount equal to dividends paid on CAE common shares. DSUs mature upon termination of employment, whereupon an executive is entitled to receive a cash payment equal to the fair market value, determined as the average closing board lot sale price per share of CAE common shares on the TSX during the last 10 days on which such shares traded prior to the settlement date, of the equivalent number of common shares, net of withholdings.

The Company also maintains a DSU plan for non-employee directors. A non-employee director holding less than the minimum required holdings of common shares of the Company receives the Board retainer and attendance fees in the form of deferred share units. Minimum required holdings means no less than the number of common shares or deferred share units equivalent in fair market value to three times the annual retainer fee payable to a director for service on the Board. A non-employee director holding no less than the minimum required holdings of common shares may elect to participate in the plan in respect of half or all of his or her retainer and part or all of his or her attendance fees. The terms of the plan are identical to the executive DSU plan except that units are issued on the basis of the closing board lot sale price per share of CAE common shares on the TSX during the last day on which the common shares traded prior to the date of issue.

The Company records the cost of the DSU plans as a compensation expense and accrues its non-current liability in deferred gains and other non-current liabilities.
DSUs outstanding are as follows:

	2018	2017
DSUs outstanding, beginning of year	691,698	701,205
Units granted	99,632	86,599
Units redeemed	(143,560)	(107,524)
Dividends paid in units	27,327	11,418
DSUs outstanding, end of year	675,097	691,698
DSUs vested, end of the year	675,097	691,698

Long-Term Incentive Time Based Plans
The Company maintains two Long-Term Incentive Time Based plans. The plans are intended for executives and senior management to promote a greater alignment of interests between executives and shareholders of the Company. A unit under these plans is equal in value to one common share at a specific date. One of these plans is no longer granted.

Long-Term Incentive – Deferred Share Unit Plan (LTI-DSU)
The LTI-DSUs are entitled to dividend equivalents payable in additional units in an amount equal to dividends paid on CAE common shares. Eligible participants are entitled to receive a cash payment equivalent to the fair market value of the number of vested LTI-DSUs held upon any termination of employment. Upon termination of employment at retirement, unvested units continue to vest until November 30 of the year following the retirement date. For participants subject to section 409A of the United States Internal Revenue Code, vesting of unvested units takes place at the time of retirement. Effective fiscal 2015, this plan was replaced by the LTI-TB RSU plan.

The plan stipulates that granted units vest equally over five years and that following a change of control, all unvested units vest immediately.

Long-Term Incentive – Time Based Restricted Share Unit Plan (LTI-TB RSU)
The LTI-TB RSU plan under which units are currently granted. Eligible participants are entitled to receive a cash payment equivalent to the fair market value of the number of vested LTI-TB RSUs held at the end of the vesting period. For participants subject to loss of employment other than voluntarily or for cause, a portion of the unvested LTI-TB RSUs will vest by one third for each full year of employment completed during the period from the grant date to the date of termination. If termination of a participant is due to resignation or for cause, all unvested units are forfeited. Upon termination of employment at retirement, unvested grants continue to vest in accordance to their vesting date. For certain participants in the United States, vesting of unvested units takes place at the time of retirement.

LTI-TB RSUs granted pursuant to the plan vest after 3 years from their grant date and following a change of control, all unvested units vest immediately.

Long-Term Incentive Time Based units outstanding under all plans are as follows:

		LTI-DSU		LTI-TB RSU
	2018	2017	2018	2017
Units outstanding, beginning of year	1,193,723	1,342,075	551,210	385,880
Units granted	—	—	179,440	211,030
Units cancelled	(1,768)	(13,246)	(21,640)	(42,090)
Units redeemed	(74,783)	(156,072)	(155,087)	(3,610)
Dividends paid in units	17,569	20,966	—	—
Units outstanding, end of year	1,134,741	1,193,723	553,923	551,210
Units vested, end of year	1,128,464	1,177,529	420,247	400,183

Long-Term Incentive Performance Based Plans
The Company maintains two Long-Term Incentive Performance Based plans, one of which is no longer granted. The plans are intended to enhance the Company’s ability to attract and retain talented individuals and also to promote a greater alignment of interest between eligible participants and the Company’s shareholders.
Long-Term Incentive – Restricted Share Unit Plan (LTI-RSU)
LTI-RSUs granted pursuant to this plan vest over three years from their grant date as follows:

(i)    One-sixth of the total number of granted units multiplied by a factor vests every year. The factor is calculated from the one-year Total Shareholder Return (TSR) relative performance of CAE’s share price versus that of the S&P A&D index for the period April 1 to March 31, immediately preceding each of the first, second, and third anniversary of the grant date, according to the following rule:

Annual TSR relative performance	Factor
First quartile (0 – 25 percentile)	—
Second quartile (26 – 50 percentile)	50% – 98%
Third quartile (51 – 75 percentile)	100% – 148%
Fourth quartile (76 – 100 percentile)	150%

(ii)    One-half of the total number of granted units multiplied by a factor vests in the final year. The factor is calculated from the three-year TSR relative performance of CAE’s share price versus that of the companies listed on the S&P A&D index for the period April 1, immediately preceding the grant date, to March 31, immediately preceding the third anniversary of the grant date, according to the same rule described in the table above.

Participants subject to loss of employment, other than voluntarily or for cause, are entitled to the units vested. Effective fiscal 2015 this plan was replaced by the LTI-PSU plan.

All award under the LTI-RSU plan were paid out and there are no awards outstanding.

Long-Term Incentive – Performance Share Unit Plan (LTI-PSU)
Eligible participants of the LTI-PSU are entitled to receive a cash payment equivalent to the fair market value of the number of vested LTI-PSUs held at the end of the vesting period multiplied by a factor which ranges from 0% to 200% based on the attainment of performance criteria set out pursuant to the plan. In relation to participants subject to loss of employment other than voluntarily or for cause, a portion of the unvested LTI-PSUs will vest by one third for each full year of employment completed during the period from the grant date to the date of termination for incentives issued in fiscal years 2016, and will vest by one-sixth after year one, one-third after year two and one-half after year three for incentives issued in fiscal 2017 and 2018 If termination of a participant is due to resignation or for cause, all unvested units are forfeited. Upon termination of employment at retirement, unvested grants continue to vest in accordance to their vesting date.

LTI-PSUs granted pursuant to the plan vest after three years from their grant date and following a change of control, all unvested units vest immediately.

Long-Term Incentive Performance Based units outstanding under all plans are as follows:

		LTI-RSU		LTI-PSU
	2018	2017	2018	2017
Units outstanding, beginning of year	—	378,920	1,308,063	934,500
Units granted	—	82,731	819,566	490,270
Units cancelled	—	(5,698)	(50,376)	(108,727)
Units redeemed	—	(455,953)	(846,537)	(7,980)
Units outstanding, end of year	—	—	1,230,716	1,308,063
Units vested, end of year	—	—	933,977	956,057